PREMISES AND EQUIPMENT, NET - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 4,592	$ 14,890